AVAILABLE FOR SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Available-for-sale debt securities
Marketable securities held by the Company are debt securities and share investments considered to be available-for-sale securities.

(in thousands of $)	2017	2016
Amortized cost	194,184	197,449
Accumulated net unrealized (loss)/gain	(100,382)	(78,960)
Carrying value	93,802	118,489